Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	X3 HOLDINGS CO., LTD.
Trading Symbol	XTKG
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001754323
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38851
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Suite 412, Tower A,
Entity Address, Address Line Two	Tai Seng Exchange
Entity Address, Address Line Three	One Tai Seng Avenue
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	536464
Title of 12(b) Security	ordinary shares, par value $0.40
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Name	OneStop Assurance PAC
Auditor Location	Singapore
Auditor Firm ID	6732
Business Contact
Document Information Line Items
Entity Address, Address Line One	Suite 412
Entity Address, Address Line Two	Tower A
Entity Address, Address Line Three	Tai Seng ExchangeOne Tai Seng Avenue
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	536464
Contact Personnel Name	Stewart Lor
City Area Code	+65
Local Phone Number	8038.6502
Contact Personnel Email Address	ir@x3holdings.com
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	259,464,169
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	243,902